Subsidiaries - Summary of Group Subsidiaries (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of subsidiaries [line items]
Principal activity	Research and Development
Country of incorporation	Australia
Iliad Chemicals Pty Ltd
Disclosure of subsidiaries [line items]
Subsidiaries of Bionomics Limited	Iliad Chemicals Pty Ltd
Principal activity	Asset owner
Country of incorporation	Australia
Percentage owned	100.00%	100.00%
Bionomics Inc
Disclosure of subsidiaries [line items]
Subsidiaries of Bionomics Limited	Bionomics Inc
Principal activity	Asset owner
Country of incorporation	United States
Percentage owned	100.00%	100.00%